Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Entities Reportable Segments [Abstract]
Schedule of Operating Segments

	Year ended December 31,
Sales	2025	2024

Canada	$243,728	$244,715

United States	2,899,066	2,825,627

	$3,142,794	$3,070,342

Reportable Assets	December 31, 2025	December 31, 2024

As at

Canada	$230,414	$199,299

United States	2,098,786	1,979,282

	$2,329,200	$2,178,581